Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Remeasurement Due to Change in Parent Ownership	Cumulative Effect, Period of Adoption, Adjustment	Common Class A	Common Class D	Common Stock Common Class A	Common Stock Common Class A Cumulative Effect, Period of Adoption, Adjustment	Common Stock Common Class D	Common Stock Common Class D Cumulative Effect, Period of Adoption, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings	Retained Earnings Cumulative Effect, Remeasurement Due to Change in Parent Ownership	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Non-controlling Interest	Non-controlling Interest Cumulative Effect, Remeasurement Due to Change in Parent Ownership	Non-controlling Interest Cumulative Effect, Period of Adoption, Adjustment	UNITED WHOLESALE MORTGAGE, LLC	UNITED WHOLESALE MORTGAGE, LLC Additional Paid-in Capital	UNITED WHOLESALE MORTGAGE, LLC Retained Earnings
Balance at beginning of period at Dec. 31, 2018																		$ 319,051	$ 24,839	$ 294,212
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income																		415,057		415,057
Member distributions																		(72,785)		(72,785)
Balance at end of period at Dec. 31, 2019	$ 661,323									$ 24,839		$ 636,484		$ 3,400				661,323	24,839	636,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20,349											20,349
Member distributions	(177)											(177)
Balance at end of period at Mar. 31, 2020	681,495									24,839		656,656
Balance at beginning of period at Dec. 31, 2019	661,323									24,839		636,484		3,400				661,323	24,839	636,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,010,719
Balance at end of period at Sep. 30, 2020	2,022,361									24,839		1,997,522
Balance at beginning of period at Dec. 31, 2019	661,323									24,839		636,484		3,400				661,323	24,839	636,484
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income																		3,382,510		3,382,510
Member distributions																		(1,969,553)		(1,969,553)
Balance at end of period at Dec. 31, 2020	2,374,280		$ 3,440							24,839		2,349,441		3,440				2,374,280	24,839	2,349,441
Balance at end of period (in shares) at Dec. 31, 2020							103,104,205		1,502,069,787
Balance at end of period at Dec. 31, 2020	2,374,280						$ 10		$ 150		$ (24,839)			(2,164,975)			$ 2,189,654
Balance at beginning of period at Mar. 31, 2020	681,495									24,839		656,656
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	539,487											539,487
Member contributions	247,169											247,169
Balance at end of period at Jun. 30, 2020	1,468,151									24,839		1,443,312
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,450,883											1,450,883
Member contributions	52,831											52,831
Member distributions	(949,504)											(949,504)
Balance at end of period at Sep. 30, 2020	2,022,361									24,839		1,997,522
Balance at beginning of period at Dec. 31, 2020	2,374,280		3,440							24,839		2,349,441		3,440				2,374,280	24,839	2,349,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income prior to business combination transaction	183,756											183,756
Member distributions	(1,100,000)											(1,100,000)
Net proceeds received from business combination transaction	879,122											879,122
Opening net liabilities of Gores Holdings IV, Inc. acquired	(75,381)											(75,381)
Distribution and dividend declared	(160,517)											(10,310)			$ (150,207)
Member distributions to SFS Corp.	(2,913)														(2,913)
Net income subsequent to business combination transaction	676,249											47,985			628,264
Balance at end of period (in shares) at Mar. 31, 2021						103,104,205		1,502,069,787
Balance at end of period at Mar. 31, 2021	2,778,036	$ 0				$ 10		$ 150		0		113,078	$ (1,305)		2,664,798	$ 1,305
Balance at beginning of period at Dec. 31, 2020	2,374,280		$ 3,440							24,839		2,349,441		3,440				$ 2,374,280	$ 24,839	$ 2,349,441
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,328,574
Balance at beginning of period (in shares) at Dec. 31, 2020							103,104,205		1,502,069,787
Balance at beginning of period at Dec. 31, 2020	2,374,280						$ 10		$ 150		$ (24,839)			$ (2,164,975)			$ 2,189,654
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense (in shares)				5,890
Balance at end of period (in shares) at Sep. 30, 2021				100,367,478	1,502,069,787	100,367,478		1,502,069,787
Balance at end of period at Sep. 30, 2021	2,994,028					$ 10		$ 150		313		129,815			2,863,740
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	138,712											8,265			130,447
Balance at beginning of period (in shares) at Mar. 31, 2021						103,104,205		1,502,069,787
Balance at beginning of period at Mar. 31, 2021	2,778,036	0				$ 10		$ 150		0		113,078	(1,305)		2,664,798	1,305
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution and dividend declared	(160,444)											(10,237)			(150,207)
Member distributions to SFS Corp.	(65,504)														(65,504)
Stock-based compensation expense (in shares)						5,170
Stock-based compensation expense	2,334									187					2,147
Class A common stock repurchased (in shares)						(790,599)
Class A common stock repurchased	(6,148)											(403)			(5,745)
Balance at end of period (in shares) at Jun. 30, 2021						102,318,776		1,502,069,787
Balance at end of period at Jun. 30, 2021	2,686,986	$ 0				$ 10		$ 150		187		109,398	$ 6,191		2,577,241	$ (6,191)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	329,857											25,246			304,611
Distribution and dividend declared	(10,087)											(10,087)
Stock-based compensation expense (in shares)						720
Stock-based compensation expense	2,119									126					1,993
Class A common stock repurchased (in shares)						(1,952,018)
Class A common stock repurchased	(14,847)											(933)			(13,914)
Balance at end of period (in shares) at Sep. 30, 2021				100,367,478	1,502,069,787	100,367,478		1,502,069,787
Balance at end of period at Sep. 30, 2021	$ 2,994,028					$ 10		$ 150		$ 313		$ 129,815			$ 2,863,740